Note 15 - Interest Rate Risk Position - Analysis of Sensitivity to Market Interest Rates (Details) - Interest rate risk [member] - CAD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Jul. 31, 2022	Oct. 31, 2021
Increase 100 bps [member]
Statement Line Items [Line Items]
Impact on projected net interest income during a 12 month period	$ 5,877	$ 4,147
Impact on reported equity during a 60 month period	$ (1,694)	$ 1,603
Duration difference between assets and liabilities (months) (Month)	24 days	2 months 9 days
Decrease 100 bps [member]
Statement Line Items [Line Items]
Impact on projected net interest income during a 12 month period	$ (5,823)	$ (3,220)
Impact on reported equity during a 60 month period	$ 1,890	$ (1,586)